Class T Shares | Federated MDT Large Cap Value Fund
Federated MDT Large Cap Value Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide growth of income and capital.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class T Shares (T) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class T Shares Federated MDT Large Cap Value Fund T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class T Shares Federated MDT Large Cap Value Fund T
Management Fee	0.68%
Distribution (12b-1) Fee	none
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursements	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%

The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s T class, (after the voluntary waivers and/or reimbursements) will not exceed 0.98% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) September 1, 2018; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If the reorganization discussed below is approved, the Termination Date will be extended to up to the later of: (a) December 1, 2018; or (b) the date of the Fund’s next effective Prospectus.

The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the “Predecessor Federated MDT Large Cap Value Fund”) pursuant to expected tax-free reorganization. Pursuant to the expected reorganization, the Predecessor Federated MDT Large Cap Value Fund is the accounting survivor.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are based on the contractual expense limitation as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class T Shares | Federated MDT Large Cap Value Fund | T | USD ($)	369	621	893	1,668

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, portfolio turnover information is not yet available for the Fund. The investment objective and strategies of the Fund are substantially identical to the investment objective and strategies of the Predecessor Fund. During the most recent fiscal year, the Predecessor Federated MDT Large Cap Value Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE What are the Fund’s Main (or Principal) Investment Strategies?
The Fund seeks to achieve its objective by investing primarily in the common stock of large-cap U.S. companies undervalued relative to the market.

The Fund's investment adviser's (“Adviser”) investment strategy utilizes a large-cap value approach by selecting most of its investments from companies listed in the Russell 1000® Value Index, an index that measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. The Fund considers large-cap companies to be those of a size similar to companies listed in the Russell 1000® Value Index. As of July 31, 2017, companies in the Russell 1000® Value Index ranged in market capitalization from $1.7 billion to $432 billion. As more fully described in this Prospectus, the Fund's investments primarily include the following: equity securities of domestic issuers.

The Adviser implements its strategy using a quantitative model driven by fundamental stock selection variables, including profit trends, capital structure and price history. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap investments. Such large-cap investments will be comprised primarily of common stocks. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in large-cap investments.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which may generate shorter-term gains (or losses) for its shareholders, which are taxed at a higher rate than longer-term gains (or losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
  Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic and financial conditions, or industry or economic trends and developments, may from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions and/or other potentially adverse effects.
  Large-Cap Company Risk. The Fund will invest in large capitalization (or “large-cap”) companies. Large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund’s portfolio, performance and Share price.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. The value approach to stock selection also carries the risk that the market will not recognize a security’s intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE: BAR CHART AND TABLE Risk/Return Bar Chart
The Fund is the successor to the Federated MDT Large Cap Value Fund (a Massachusetts business trust with the same name as the Fund) (“Predecessor Fund”), pursuant to a reorganization involving the Fund, the Predecessor Fund and the Federated Clover Value Fund that is expected to be completed on or about the close of business on November 17, 2017. The Predecessor Fund is both the tax and accounting survivor of the reorganization. Prior to the date of the reorganization, the Fund will have had no investment operations. Accordingly, the performance information, including information on fees and expenses and financial information provided in this prospectus for periods prior to November 17, 2017 (the Fund’s expected commencement of investment operations) is historical information for the Predecessor Fund. The Predecessor Fund was managed by Federated MDTA LLC and had substantially identical investment objectives and strategies as the Fund. The investment advisory contract of the Predecessor Fund contained a contractual cap on expenses of 100 basis points. This contractual cap does not exist with respect to the Fund. Given the above, unless specifically stated otherwise, subsequent references in this section to the Fund should be read to include the Predecessor Fund.

The Fund’s Class T Shares (“T class”) has not yet commenced operations. Accordingly, the T class performance information and financial information, including information on fees and expenses, provided in this Prospectus for periods prior to the first business day following the Reorganization is historical information for the Predecessor Fund’s A class and has not been adjusted since the T class is expected to have the same net expense ratio as the A class. The Predecessor Fund’s A class commenced operations on May 1, 2014. For the periods prior to the commencement of operations of the A class, the performance information shown is of the Predecessor Fund’s SS class adjusted to reflect the expenses of the A class for each year the A class gross expenses would have exceeded the actual expenses paid by the SS class. The performance information has also been adjusted to reflect the differences between the sales loads and charges imposed on the purchase and redemption of A class and SS class shares, where applicable.

The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s T class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated MDT Large Cap Value Fund - T Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

As of the date of this prospectus, the Fund has not yet commenced operations and, accordingly, year-to-date performance information is not provided.

Within the periods shown in the bar chart, the Predecessor Fund’s A class highest quarterly return was 16.69% (quarter ended June 30, 2009). Its lowest quarterly return was (19.13)% (quarter ended September 30, 2011).
Average Annual Total Return Table
The Fund’s T class has not yet commenced operations. The T class performance information shown below is for the Predecessor Fund’s A class as described above.

In addition to Return Before Taxes, Return After Taxes is shown for the T class to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.

(For the Period Ended December 31, 2016)
Average Annual Total Returns - Class T Shares - Federated MDT Large Cap Value Fund		1 Year	5 Years	10 Years
T		8.76%	14.57%	6.14%
T | Return After Taxes on Distributions		6.82%	12.00%	4.33%
T | Return After Taxes on Distributions and Sale of Fund Shares		5.36%	11.01%	4.52%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	17.34%	14.80%	5.72%
Morningstar Large Value Funds Average (reflects no deduction for fees, expenses or taxes)	[2]	14.81%	12.97%	5.38%
[1]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.